Capital Instruments - Schedule of Carrying Value of Capital Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 15, 2020	Feb. 21, 2019
Carrying value of capital instruments [line items]
Interest rate, basis	5-year Singapore Dollar Swap Rate plus a specified number of basis points
Interest rate reset period	5 years
On February 21, 2019 [member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate				2.811%
On January 15, 2020 [member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate			2.64%
On December 31, 2019 [Member] | Jhusa Issuer [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate	7.535%
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus 0.72%
Floating interest rate, adjustment to basis	0.72%
4.061% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	5-Year US Dollar Mid-Swap Rate plus 1.647
Floating interest rate, adjustment to basis	1.647%
Interest rate reset period	5 years
3.00% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	83.20%
3.049% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	105.00%
3.317% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	78.00%
3.85% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	197.00%
John Hancock Financial Corporation [Member] | 7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Unamortized fair value increment	$ 17	$ 20
Manufacturers life insurance company [Member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus a specified number of basis points
Manufacturers life insurance company [Member] | 3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	157.00%
Manufacturers life insurance company [Member] | 2.389% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	83.00%
Manufacturers life insurance company [Member] | 2.10% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	72.00%
Manufacturers life insurance company [Member] | 2.64% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	73.00%
Manufacturers life insurance company [Member] | Government of Canada bonds [Member] | Prior to December 31, 2019 [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate	1.0325%
Manufacturers life insurance company [Member] | Government of Canada bonds [Member] | After December 31, 2019 [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate	2.065%